JPMORGAN TRUST I

Highbridge Funds

Highbridge Dynamic Commodities Strategy Fund

Highbridge Statistical Market Neutral Fund

Statement of Additional Information,

dated February 28, 2011

J.P. Morgan Funds

JPMorgan Income Builder Fund

Statement of Additional Information,

dated February 28, 2011

JPMorgan Alternative Strategies Fund

Statement of Additional Information,

dated June 2, 2010, as supplemented

J.P. Morgan Income Funds

JPMorgan Emerging Markets Debt Fund

JPMorgan Real Return Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

Statement of Additional Information,

dated July 1, 2010, as supplemented

J.P. Morgan Specialty Funds

JPMorgan International Realty Fund

Statement of Additional Information,

dated February 28, 2011

JPMorgan Global Natural Resources Fund

Statement of Additional Information,

dated November 18, 2010

JPMorgan Access Funds

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

Statement of Additional Information,

dated November 1, 2010,

as supplemented

J.P. Morgan International Funds

JPMorgan International Currency Income Fund

Statement of Additional Information,

dated February 28, 2011

J.P. Morgan International Equity Funds

JPMorgan Asia Equity Fund

JPMorgan China Region Fund

JPMorgan Emerging Economies Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan Global Focus Fund

JPMorgan India Fund

JPMorgan International Equity Fund

JPMorgan International Opportunities Fund

JPMorgan International Opportunities Plus Fund

JPMorgan International Small Cap Equity Fund

JPMorgan International Value Fund

JPMorgan Intrepid European Fund

JPMorgan Intrepid International Fund

JPMorgan Latin America Fund

JPMorgan Russia Fund

Statements of Additional Information,

dated February 28, 2011

JPMORGAN TRUST II

J.P. Morgan Income Funds

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Treasury & Agency Fund

Statement of Additional Information,

dated July 1, 2010, as supplemented

J.P. Morgan International Equity Funds

JPMorgan International Equity Index Fund

Statement of Additional Information,

dated February 28, 2011

J.P. MORGAN MUTUAL FUND GROUP

JPMorgan Short Term Bond Fund II

Statement of Additional Information,

dated July 1, 2010, as supplemented

(All Share Classes)

Supplement dated May 2, 2011

to the Statements of Additional Information as dated above, as supplemented

SUP-SAI-RED-511

The sections “Redemption Fees” and “Applicability of Excessive Trading Limits and Redemption Fees to J.P. Morgan Investor Funds, JPMorgan Insurance Trust Balanced Portfolio, JPMorgan Diversified Fund, and JPMorgan SmartRetirement Fund Transactions” are hereby deleted from Appendix A to the Statement of Additional Information and the following new section is substituted in their place:

Excessive Trading Limits.  Market timers may disrupt portfolio management and harm Fund performance. To the extent that a Fund is unable to effectively identify market timers or a Fund does not seek to identify market timers, long-term investors may be adversely affected. The Funds do not authorize market timing and, except for the Funds identified in the Prospectuses, use reasonable efforts to identify market timers. There is no assurance, however, that the Funds will be able to identify and eliminate all market timers. For example, certain accounts include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. For purposes of the application of the excessive trading limitations, J.P. Morgan Funds that invest in other J.P. Morgan Funds will be considered asset allocation programs within the stated exceptions to the excessive trading limits in the Prospectuses.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE